Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	0.89%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,898,973.28

Principal:
Principal Collections	$36,096,636.51
Prepayments in Full	$25,905,447.68
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$62,002,084.19
Collections	$65,901,057.47

Purchase Amounts:
Purchase Amounts Related to Principal	$848,269.49
Purchase Amounts Related to Interest	$2,731.68
Sub Total	$851,001.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$66,752,058.64

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$66,752,058.64
Servicing Fee	$1,431,686.36	$1,431,686.36	$0.00	$0.00	$65,320,372.28
Interest - Class A-1 Notes	$169,736.00	$169,736.00	$0.00	$0.00	$65,150,636.28
Interest - Class A-2a Notes	$295,555.56	$295,555.56	$0.00	$0.00	$64,855,080.72
Interest - Class A-2b Notes	$83,066.30	$83,066.30	$0.00	$0.00	$64,772,014.42
Interest - Class A-3 Notes	$418,891.67	$418,891.67	$0.00	$0.00	$64,353,122.75
Interest - Class A-4 Notes	$144,533.33	$144,533.33	$0.00	$0.00	$64,208,589.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$64,208,589.42
Interest - Class B Notes	$58,675.56	$58,675.56	$0.00	$0.00	$64,149,913.86
Second Priority Principal Payment	$26,625,043.33	$26,625,043.33	$0.00	$0.00	$37,524,870.53
Interest - Class C Notes	$42,094.67	$42,094.67	$0.00	$0.00	$37,482,775.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,482,775.86
Regular Principal Payment	$319,774,956.67	$37,482,775.86	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$66,752,058.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$26,625,043.33
Regular Principal Payment					$37,482,775.86
Total					$64,107,819.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$64,107,819.19	$185.07	$169,736.00	$0.49	$64,277,555.19	$185.56
Class A-2a Notes	$0.00	$0.00	$295,555.56	$0.74	$295,555.56	$0.74
Class A-2b Notes	$0.00	$0.00	$83,066.30	$0.52	$83,066.30	$0.52
Class A-3 Notes	$0.00	$0.00	$418,891.67	$0.93	$418,891.67	$0.93
Class A-4 Notes	$0.00	$0.00	$144,533.33	$1.07	$144,533.33	$1.07
Class B Notes	$0.00	$0.00	$58,675.56	$1.24	$58,675.56	$1.24
Class C Notes	$0.00	$0.00	$42,094.67	$1.34	$42,094.67	$1.34
Total	$64,107,819.19	$40.79	$1,212,553.09	$0.77	$65,320,372.28	$41.56

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$346,400,000.00	1.0000000	$282,292,180.81	0.8149312
Class A-2a Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000
Class A-2b Notes	$159,800,000.00	1.0000000	$159,800,000.00	1.0000000
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,571,790,000.00	1.0000000	$1,507,682,180.81	0.9592135

Pool Information
Weighted Average APR	2.610%	2.575%
Weighted Average Remaining Term	56.50	55.58
Number of Receivables Outstanding	66,537	65,227
Pool Balance	$1,718,023,629.80	$1,655,172,738.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,571,786,984.69	$1,513,724,956.67
Pool Factor	1.0000000	0.9634167

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$141,447,782.06
Targeted Overcollateralization Amount	$189,120,994.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,490,557.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

VIII. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is provided below.

	Fair Value	Fair Value
	(Mils.)	(%)

Class A notes	$1,493.2	88.7%
Class B notes	$47.2	2.8%
Class C notes	$31.4	1.9%
Residual Interest	$111.9	6.6%

Total	$1,683.7	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $84.2 million, according to Regulation RR.

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	1
IX. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		127	$537.39
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$537.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0004%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0004%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		127	$537.39
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$537.39
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4.23
Average Net Loss for Receivables that have experienced a Realized Loss			$4.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.41%	258	$6,816,449.63
61-90 Days Delinquent	0.01%	7	$145,754.79
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.42%	265	$6,962,204.42

Repossession Inventory:
Repossessed in the Current Collection Period		3	$93,069.46
Total Repossessed Inventory		3	$93,069.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0107%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0088%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	1

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer